Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (3.1%)
	Albemarle Corp.	785,280	207,659
	Fastenal Co.	3,852,857	177,386
	Mosaic Co.	2,314,997	111,884
	FMC Corp.	422,218	44,628
			541,557
Consumer Discretionary (12.5%)
*	Trade Desk Inc. Class A	2,976,771	177,862
*	Copart Inc.	1,434,018	152,580
*	Aptiv plc	1,816,319	142,054
*	Chipotle Mexican Grill Inc. Class A	93,069	139,860
	Tractor Supply Co.	744,144	138,322
*	Ulta Beauty Inc.	343,391	137,765
*	Take-Two Interactive Software Inc.	1,117,674	121,827
	Hilton Worldwide Holdings Inc.	919,487	110,909
*	Expedia Group Inc.	1,019,281	95,496
*	Etsy Inc.	848,763	84,987
*	NVR Inc.	20,907	83,358
	LKQ Corp.	1,747,496	82,394
*	Live Nation Entertainment Inc.	1,002,046	76,196
	Domino's Pizza Inc.	240,555	74,620
*	ROBLOX Corp. Class A	2,011,388	72,088
*	AutoZone Inc.	32,668	69,973
	Rollins Inc.	1,650,818	57,250
*	Royal Caribbean Cruises Ltd.	1,453,599	55,091
*	Burlington Stores Inc.	439,460	49,171
*	Caesars Entertainment Inc.	1,365,622	44,055
*	Las Vegas Sands Corp.	1,152,685	43,249
	Pool Corp.	126,066	40,115
	MGM Resorts International	1,053,923	31,323
	Vail Resorts Inc.	134,998	29,111
[1]	Sirius XM Holdings Inc.	3,918,278	22,373
	Warner Music Group Corp. Class A	782,264	18,156
*,1	Chewy Inc. Class A	587,172	18,038
*	Endeavor Group Holdings Inc. Class A	862,815	17,481
			2,185,704
Consumer Staples (1.2%)
	Church & Dwight Co. Inc.	1,628,741	116,357
	McCormick & Co. Inc. (Non-Voting)	839,736	59,848

		Shares	Market Value ($000)
	Lamb Weston Holdings Inc.	481,717	37,275
*	Olaplex Holdings Inc.	652,862	6,235
			219,715
Energy (8.7%)
	Cheniere Energy Inc.	1,674,693	277,848
	Devon Energy Corp.	4,390,171	263,981
*	Enphase Energy Inc.	908,171	251,990
	Hess Corp.	1,868,210	203,616
	Diamondback Energy Inc.	1,191,855	143,571
	Coterra Energy Inc.	5,066,939	132,349
*,1	Plug Power Inc.	3,879,634	81,511
	Halliburton Co.	2,736,547	67,374
	Marathon Oil Corp.	2,271,393	51,288
	EQT Corp.	1,116,096	45,481
			1,519,009
Financials (7.1%)
	MSCI Inc. Class A	512,740	216,269
	First Republic Bank	1,224,961	159,919
*	SVB Financial Group	396,146	133,018
	Broadridge Financial Solutions Inc.	786,526	113,511
	Apollo Global Management Inc.	2,302,994	107,089
	FactSet Research Systems Inc.	254,636	101,882
*,1	Coinbase Global Inc. Class A	948,530	61,171
	Ares Management Corp. Class A	980,165	60,721
	LPL Financial Holdings Inc.	254,050	55,505
	MarketAxess Holdings Inc.	239,749	53,342
*	Markel Corp.	43,072	46,699
	Brown & Brown Inc.	757,442	45,810
	Interactive Brokers Group Inc. Class A	654,980	41,860
	Tradeweb Markets Inc. Class A	720,578	40,655
			1,237,451
Health Care (14.2%)
*	IQVIA Holdings Inc.	1,250,461	226,508
	ResMed Inc.	981,693	214,304
*	Dexcom Inc.	2,631,970	211,979
*	Alnylam Pharmaceuticals Inc.	804,678	161,064
*	Veeva Systems Inc. Class A	939,094	154,838
*	Seagen Inc.	927,325	126,886
	West Pharmaceutical Services Inc.	496,406	122,156
*	Insulet Corp.	465,339	106,749
*	BioMarin Pharmaceutical Inc.	1,243,537	105,415
*	Align Technology Inc.	497,514	103,040
	PerkinElmer Inc.	846,285	101,833
*	Horizon Therapeutics plc	1,544,585	95,594
*	IDEXX Laboratories Inc.	279,075	90,923
	Cooper Cos. Inc.	330,760	87,287
*	Incyte Corp.	1,267,487	84,465
*	Catalent Inc.	1,141,371	82,590
*	Avantor Inc.	4,066,766	79,709
*	ABIOMED Inc.	304,812	74,880
*	Molina Healthcare Inc.	194,789	64,249
*	Bio-Rad Laboratories Inc. Class A	140,394	58,564
	STERIS plc	335,291	55,752
*	Charles River Laboratories International Inc.	170,458	33,546
*	Exact Sciences Corp.	593,507	19,283
*	agilon health Inc.	689,014	16,137
			2,477,751

		Shares	Market Value ($000)
Industrials (16.3%)
	Cintas Corp.	576,654	223,851
	TransDigm Group Inc.	345,416	181,281
	Verisk Analytics Inc. Class A	1,052,313	179,451
	AMETEK Inc.	1,539,168	174,557
	Old Dominion Freight Line Inc.	674,414	167,774
*	Mettler-Toledo International Inc.	150,893	163,586
	Equifax Inc.	820,694	140,692
	Martin Marietta Materials Inc.	418,158	134,685
	Vulcan Materials Co.	846,426	133,490
*	Waters Corp.	401,459	108,205
*	Teledyne Technologies Inc.	314,221	106,040
	Xylem Inc.	1,208,079	105,538
*	Zebra Technologies Corp. Class A	347,213	90,973
*	Trimble Inc.	1,660,362	90,108
*	Bill.com Holdings Inc.	667,706	88,384
	JB Hunt Transport Services Inc.	556,785	87,092
*	FleetCor Technologies Inc.	477,745	84,164
	TransUnion	1,290,454	76,769
*	Generac Holdings Inc.	427,979	76,240
	Masco Corp.	1,512,239	70,607
	Quanta Services Inc.	479,493	61,083
	HEICO Corp. Class A	491,567	56,343
	Ball Corp.	1,053,648	50,912
	Expeditors International of Washington Inc.	548,397	48,429
	Westinghouse Air Brake Technologies Corp.	579,190	47,117
	Jack Henry & Associates Inc.	244,370	44,541
	HEICO Corp.	276,891	39,867
	Fortune Brands Home & Security Inc.	433,685	23,285
			2,855,064
Real Estate (7.6%)
	Realty Income Corp.	4,140,549	240,980
	SBA Communications Corp. Class A	723,253	205,874
	Digital Realty Trust Inc.	1,926,843	191,104
*	CoStar Group Inc.	2,654,530	184,888
	Extra Space Storage Inc.	897,774	155,055
	Invitation Homes Inc.	4,091,843	138,181
	Sun Communities Inc.	826,888	111,903
	Camden Property Trust	357,078	42,653
*	Zillow Group Inc. Class C	1,062,240	30,391
	Host Hotels & Resorts Inc.	1,198,856	19,038
*	Zillow Group Inc. Class A	276,188	7,907
			1,327,974
Technology (24.9%)
*	Cadence Design Systems Inc.	1,836,174	300,086
	Amphenol Corp. Class A	3,987,998	267,036
	Microchip Technology Inc.	3,704,079	226,060
*	Twitter Inc.	4,360,789	191,177
*	ON Semiconductor Corp.	2,904,580	181,042
*	Synopsys Inc.	512,563	156,593
*	Datadog Inc. Class A	1,754,638	155,777
*	Gartner Inc.	503,812	139,400
*	EPAM Systems Inc.	365,352	132,327
*	ANSYS Inc.	583,768	129,421
	Marvell Technology Inc.	2,849,251	122,261
*	Paycom Software Inc.	342,088	112,886
*	Fortinet Inc.	2,246,918	110,391

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	298,029	108,304
*	VeriSign Inc.	611,409	106,202
*	Cloudflare Inc. Class A	1,802,643	99,704
*	Tyler Technologies Inc.	278,776	96,875
*	DoorDash Inc. Class A	1,919,961	94,942
*	Zscaler Inc.	570,650	93,798
	Skyworks Solutions Inc.	1,075,718	91,726
*	Pinterest Inc. Class A	3,907,677	91,049
*	Palantir Technologies Inc. Class A	11,191,816	90,989
*	Match Group Inc.	1,897,176	90,590
*	ZoomInfo Technologies Inc. Class A	2,163,940	90,150
*	MongoDB Inc. Class A	433,806	86,137
*	Akamai Technologies Inc.	1,065,648	85,593
*	HubSpot Inc.	305,819	82,608
*	Splunk Inc.	1,078,684	81,117
*	Twilio Inc. Class A	1,161,810	80,328
	Teradyne Inc.	1,051,039	78,986
*	GoDaddy Inc. Class A	1,048,465	74,315
*	DocuSign Inc. Class A	1,340,504	71,677
*	Snap Inc. Class A	7,013,414	68,872
*	Black Knight Inc.	993,965	64,339
*	Okta Inc. Class A	1,011,073	57,500
*	Zoom Video Communications Inc. Class A	714,446	52,576
	Bentley Systems Inc. Class B	1,484,462	45,410
*,1	Unity Software Inc.	1,399,256	44,580
*	Zendesk Inc.	413,768	31,488
*	AppLovin Corp. Class A	1,174,969	22,900
*	Dropbox Inc. Class A	911,885	18,894
*	Toast Inc. Class A	977,404	16,342
*	UiPath Inc. Class A	1,007,788	12,708
*	IAC Inc.	132,991	7,365
*	Qualtrics International Inc. Class A	327,546	3,334
			4,365,855
Telecommunications (3.1%)
	Motorola Solutions Inc.	1,118,872	250,594
*	Arista Networks Inc.	1,529,986	172,720
*	Liberty Broadband Corp. Class C	839,545	61,959
*	Roku Inc. Class A	809,437	45,652
*	Liberty Broadband Corp. Class A	113,164	8,442
			539,367
Utilities (1.3%)
	Waste Connections Inc.	1,724,254	232,998
Total Common Stocks (Cost $16,071,446)			17,502,445

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $74,664)	2.828%	746,982	74,676
Total Investments (100.4%) (Cost $16,146,110)				17,577,121
Other Assets and Liabilities—Net (-0.4%)				(73,695)
Net Assets (100%)				17,503,426
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,402,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $74,662,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	10	1,801	(104)
E-mini S&P Mid-Cap 400 Index	December 2022	14	3,091	(277)
				(381)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.